Transactions with Related Parties and Joint Operators (Details) - Schedule of Transactions with Related Parties - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from sales of goods and services:
Joint operations	S/ 57,148	S/ 48,042	S/ 22,374
Revenue from sales of goods and services, total	57,148	48,042	22,374
Purchase of goods and services:
Associates		1,842	4,478
Purchase of goods and services, total		S/ 1,842	S/ 4,478